Contingencies and commitments (Details) (USD $)	7 Months Ended	12 Months Ended				5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 item MHz	Dec. 31, 2012	Dec. 31, 2013 Satmex 8	Dec. 05, 2013 Satmex 6	May 25, 2011 Predecessor Registrant
Commitments
Insurance coverage amount provided by the in-orbit insurance policy for satellite Satmex 6				$ 360,000,000	$ 129,900,000
Transponder capacity required to be provided to the Mexican federal government, at no charge for the duration of the orbital concessions (in megahertz)		362.88
Annual fees payable as a percentage of total value of land		7.50%
Annual fees paid	283,000	528,000	496,000			224,000
Rent expense	378,000	527,000	520,000			125,000
Minimum future lease payments through September 30, 2018		2,500,000
Operating lease
Number of floors in the building leased		2
Term of lease agreement		5 years
Minimum future lease payments through September 30, 2018		2,500,000
Future minimum revenues (Contract Backlog)
2014		96,600,000
2015		75,587,000
2016		61,207,000
2017		43,223,000
2018		38,730,000
Until 2030		101,476,000
Future minimum revenues		$ 416,823,000